Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	45,000,000
Proposed Maximum Offering Price per Unit	0.30
Maximum Aggregate Offering Price	$ 13,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,065.85
Offering Note	Represents shares of common stock, par value $0.001 per share (the “Conversion Shares”), issuable upon conversion of Series B Convertible Non-Voting Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”), issued or to be issued pursuant to the Securities Purchase Agreement dated as of August 29, 2025. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of common stock that may become issuable as a result of stock splits, stock dividends, recapitalizations or similar transactions with respect to the Conversion Shares.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the floor price of $0.30 as provided in the Certificate of Designation of the Series B Preferred Stock.